JPMorgan Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 93.3% (a)
Alabama — 1.0%
Black Belt Energy Gas District Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (b)	2,000	2,148
Black Belt Energy Gas District, Gas Project Series 2022A, Rev., 4.00%, 12/1/2029 (b)	1,300	1,258
Montgomery County Public Building Authority, Facilities Project Rev., 5.00%, 3/1/2024 (c)	1,000	1,011
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	300	300
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	2,000	1,962
UAB Medicine Finance Authority Series B-2, Rev., 3.50%, 9/1/2035	160	155
Total Alabama		6,834
Alaska — 0.2%
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,381
Arizona — 1.8%
Arizona Industrial Development Authority, Aliante and Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (d)	350	251
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2051 (d)	250	185
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Rev., 4.00%, 11/1/2051	1,300	1,118
Series A, Rev., 4.25%, 11/1/2052	800	715
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	2,176
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	761
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Series 2020A1, Rev., 5.00%, 7/15/2040 (d)	2,515	2,366
City of Phoenix Civic Improvement Corp. Series 2021A, Rev., 4.00%, 7/1/2040	3,375	3,383
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC - CR, FGIC, 5.50%, 7/1/2036	125	153
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 4.00%, 7/1/2049	50	48
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	362
Series 2018A, Rev., 5.00%, 7/1/2033	150	155
Series 2018A, Rev., 5.00%, 7/1/2037	200	202
Maricopa County Special Health Care District, Integrated Health Services Series 2018C, GO, 5.00%, 7/1/2033	10	11
Salt River Project Agricultural Improvement and Power District, Electric System Series A, Rev., 5.00%, 1/1/2028	35	38
University of Arizona (The) Rev., 5.00%, 6/1/2033	40	42
Total Arizona		11,966
Arkansas — 0.0% ^
University of Arkansas, Various Facility Fayetteville Campus Series 2016A, Rev., 5.00%, 11/1/2037	185	193
University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	107
Total Arkansas		300
California — 6.1%
Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	66
Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2032	35	36
Calexico Unified School District Series 2022, GO, 4.00%, 8/1/2043	2,065	2,036
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	120
Series 2020A, Rev., 4.00%, 6/1/2034	510	519
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	500	513

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	1,012
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (c)	250	262
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 4.00%, 2/1/2051	365	316
California Public Finance Authority, Enso Village Project
Series 2021A, Rev., 5.00%, 11/15/2046 (d)	600	533
Series 2021A, Rev., 5.00%, 11/15/2051 (d)	500	433
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	507
Rev., 5.00%, 10/15/2047	1,000	993
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2023 (d)	175	175
Series 2018A, Rev., 5.00%, 8/1/2024 (d)	160	161
Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	152
Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	153
Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	154
Series 2018A, Rev., 5.00%, 8/1/2028 (d)	190	196
California State University, Systemwide
Series 2017A, Rev., 5.00%, 11/1/2042	30	32
Series 2016A, Rev., 5.00%, 11/1/2045	25	26
California Statewide Communities Development Authority, Marin General Hospital Project Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,358
Campbell Union High School District GO, 3.00%, 8/1/2031	30	29
City of Irvine 5.00%, 9/2/2027	15	16
City of Los Angeles Department of Airports, International Airport Subordinate Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	168
Clovis Unified School District COP, 4.00%, 6/1/2028	150	157
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (d)	2,115	1,574
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Series 2021A, Rev., 4.00%, 8/1/2056 (d)	1,500	1,097
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	365	279
Dixon Unified School District COP, 5.00%, 9/1/2027	10	11
East Bay Municipal Utility District, Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	1,850	1,917
East Bay Municipal Utility District, Water System Series B, Rev., 5.00%, 6/1/2033	515	538
Fontana Redevelopment Agency, Successor Agency, Tax Allocation Series 2017A, Rev., 5.00%, 10/1/2025	50	52
Franklin-Mckinley School District, Election of 2020 Series A, GO, 4.00%, 8/1/2049	1,340	1,293
Fresno Joint Powers Financing Authority, Master Lease Project Series 2017A, Rev., AGM, 5.00%, 4/1/2026	100	106
Hartnell Community College District, Election of 2016 Series B, GO, 4.00%, 8/1/2036	430	437
Long Beach Unified School District, Election of 2008 Series G, GO, 4.00%, 8/1/2045	4,165	4,134
Los Angeles Unified School District, Election of 2008 Series 2018B-1, GO, 5.00%, 7/1/2037	30	32
Modesto Elementary School District Series 203C, GO, 5.00%, 8/1/2052	2,500	2,715
Modesto High School District Series A, GO, 4.00%, 8/1/2048	5,200	5,098
Moulton-Niguel Water District Public Facilities Corp. Rev., 5.00%, 9/1/2038	35	38
Mount San Antonio Community College District, Election of 2008 Series A, GO, Zero Coupon, 8/1/2043	7,150	6,480
Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	27
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2037	200	227
Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	12
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,501
San Francisco City and County Airport Commission, San Francisco International Airport Series 2019A, Rev., AMT, 4.00%, 5/1/2049	1,325	1,213

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	31
State of California, Various Purpose GO, 5.00%, 11/1/2029	1,020	1,111
Total California		40,046
Colorado — 3.6%
Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A, GO, 5.00%, 12/1/2050	670	566
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049 (d)	650	593
City and County of Denver, Airport System Series A, Rev., AMT, 5.50%, 11/15/2053	3,465	3,752
City of Colorado Springs, Utilities System Improvement Series 2020A, Rev., 4.00%, 11/15/2050	1,715	1,646
Colorado Crossing Metropolitan District No. 2, Limited Tax Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	1,488
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	140
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (d)	740	631
Colorado Educational and Cultural Facilities Authority, James Irwin Educational Foundation
Series 2022, Rev., 5.00%, 9/1/2052	750	720
Series 2022, Rev., 5.00%, 9/1/2057	1,750	1,649
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2027	160	167
Colorado Health Facilities Authority, CommonSpirit Health Series A, Rev., 4.00%, 8/1/2044	2,565	2,373
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	997
County of Adams COP, 4.00%, 12/1/2040	2,815	2,790
County of El Paso, The Colorado College Project Series 2020A, Rev., 5.00%, 6/1/2031	100	112
Denver Health and Hospital Authority Series A, Rev., 5.25%, 12/1/2045	1,000	1,003
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	891
Sky Ranch Community Authority Board, Metropolitan District No. 3 Series A, Rev., 5.75%, 12/1/2052	500	464
State of Colorado
Series 2018A, COP, 5.00%, 9/1/2031	20	22
Series 2020-A, COP, 4.00%, 12/15/2034	30	31
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,030
Transport Metropolitan District No. 3, Limited Tax Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,508
Verve Metropolitan District No. 1 GO, 6.75%, 12/1/2052	1,500	1,365
Total Colorado		23,938
Connecticut — 0.8%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, Rev., 4.00%, 11/15/2045	25	25
Subseries A-1, Rev., 4.00%, 11/15/2047	145	144
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc.
Series B, Rev., 5.00%, 12/1/2025	1,000	1,005
Series 2020A, Rev., 5.00%, 7/1/2028	50	53
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 4.00%, 7/1/2045	2,475	2,271
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (d)	1,000	1,036
State of Connecticut
Series 2016D, GO, 5.00%, 8/15/2026	25	26
Series A, GO, 5.00%, 4/15/2029	150	161
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2016A, Rev., 5.00%, 9/1/2027	25	27
Series 2018B, Rev., 5.00%, 10/1/2033	55	60

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Connecticut — continued
Town of Stratford GO, 5.00%, 5/15/2028	245	266
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2028	15	15
Total Connecticut		5,089
Delaware — 0.8%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	933
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	512
Series A, Rev., 5.00%, 9/1/2046	500	503
Rev., 5.00%, 9/1/2050	1,500	1,512
Delaware State Health Facilities Authority, Bayhealth Medical Center Project Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,190
University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	578
Total Delaware		5,228
District of Columbia — 1.7%
District of Columbia, Georgetown University Issue Rev., 5.00%, 4/1/2030	15	16
District of Columbia, Kipp DC Project
Series 2017B, Rev., 5.00%, 7/1/2027	30	31
Series 2017B, Rev., 5.00%, 7/1/2037	25	25
Rev., 4.00%, 7/1/2039	1,925	1,741
District of Columbia, National Public Radio, Inc. Rev., 5.00%, 4/1/2024 (c)	25	25
District of Columbia, Rocketship Obligated Group Series 2021A, Rev., 5.00%, 6/1/2041 (d)	1,130	1,020
Metropolitan Washington Airports Authority Aviation
Series A, Rev., AMT, 5.00%, 10/1/2030	80	83
Series 2021-A, Rev., AMT, 4.00%, 10/1/2040	3,250	3,149
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	5,231
Total District of Columbia		11,321
Florida — 5.4%
City of Kissimmee Series 2022A, Rev., 4.00%, 10/1/2051	8,110	7,709
City of Lakeland, Capital Improvement
Series 2021A, Rev., 5.00%, 10/1/2039	275	314
Series 2021A, Rev., 5.00%, 10/1/2040	290	330
Series 2021A, Rev., 5.00%, 10/1/2041	200	228
City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	16
City of Pompano Beach, John Knox Village of Florida, Inc. Series A, Rev., 4.00%, 9/1/2056	3,400	2,363
City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2028	25	27
City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	1,809
County of Hillsborough, Parks and Recreation Program GO, NATL-RE, 5.25%, 7/1/2025	2,415	2,459
County of Miami-Dade Series 2020A, Rev., 4.00%, 7/1/2047	4,275	4,084
County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	101
County of Sarasota, Utility System Series 2016A, Rev., 4.00%, 10/1/2043	65	64
Florida Department of Management Services Series 2021A, COP, 5.00%, 11/1/2033	1,250	1,434
Florida Development Finance Corp., Educational Facilities, River City Science Academy Projects
Series 2022A-1, Rev., 5.00%, 7/1/2051	195	187
Series 2022B, Rev., 5.00%, 7/1/2051	325	312
Florida Development Finance Corp., Mater Academy Project Series 2022A, Rev., 4.00%, 6/15/2042	1,500	1,279

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Mayflower Retirement Community Project
Series 2021A, Rev., 4.00%, 6/1/2041 (d)	1,320	925
Series 2021A, Rev., 4.00%, 6/1/2046 (d)	1,005	655
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	225	218
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2026	25	27
Florida State Board of Governors, Florida International University Dormitory Series 2021A, Rev., 4.00%, 7/1/2032	65	68
Lee County School Board (The)
Series 2023A, COP, 4.00%, 8/1/2046	3,735	3,557
Series 2023A, COP, 4.00%, 8/1/2048	2,500	2,369
Miami-Dade County Health Facilities Authority, Niklaus Children's Hospital Series 2021A, Rev., 4.00%, 8/1/2046	860	776
Middleton Community Development District A, City of Wildwood, Florida Special Assessment Series 2022, 6.10%, 5/1/2042	1,000	1,014
Monroe County School District
Series 2018A, COP, 5.00%, 6/1/2030	150	163
Series 2018A, COP, 5.00%, 6/1/2034	40	44
Orange County Convention Center, Tourist Development Tax Series 2016A, Rev., 4.00%, 10/1/2036	40	39
Orange County Health Facilities Authority, Orlando Health Obligated Group Series B, Rev., 4.00%, 10/1/2045	215	198
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020B, Rev., 4.00%, 11/15/2041	400	332
State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	90	100
Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2037	725	712
Series 2020A, Rev., 4.00%, 10/15/2038	880	854
Series 2020A, Rev., 4.00%, 10/15/2039	1,020	985
Total Florida		35,752
Georgia — 1.4%
Carroll City-County Hospital Authority Rev., GTD, 4.00%, 7/1/2045	1,250	1,197
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	955
Downtown Development Authority of The City of Dalton, Hamilton Health Care System Rev., NATL-RE, 5.50%, 8/15/2026	1,520	1,560
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	500	403
George L Smith II Congress Center Authority, Convention Center Hotel Second Series 2021B, Rev., 5.00%, 1/1/2054 (d)	1,145	921
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects Rev., 4.00%, 6/15/2038	2,000	1,982
Georgia Housing and Finance Authority, Single Family Mortgage Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	15	15
Georgia Ports Authority Rev., 4.00%, 7/1/2052	2,000	1,948
Total Georgia		8,981
Hawaii — 0.3%
City and County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,017
Illinois — 5.6%
Chicago O'Hare International Airport, General Airport, Senior Lien Series C, Rev., 5.00%, 1/1/2025	105	108
City of Chicago, Second Lien Waterworks Project
Series 2023B, Rev., AGM, 4.00%, 11/1/2040	1,000	969
Series 2023A, Rev., AGM, 5.25%, 11/1/2053	635	685
City of Evanston, Corporate Purpose Series 2018B, GO, 5.00%, 12/1/2024	25	26
City of Fairview Park GO, 4.00%, 12/1/2024	25	25
City of St Charles Series B, GO, 4.00%, 12/1/2030	440	458
City of Sterling Series B, GO, 4.00%, 11/1/2037	570	576
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2024	185	189

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
County of Cook
Series 2021A, GO, 5.00%, 11/15/2028	35	38
GO, 5.00%, 11/15/2034	700	726
County of Du Page, The Morton Abroretum Project Series G, Rev., 3.00%, 5/15/2047	3,335	2,382
Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	24
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Rev., 5.00%, 1/1/2025	100	103
Rev., 5.00%, 7/1/2040	105	113
Illinois Finance Authority, Memorial Health System Series 2019, Rev., 5.00%, 4/1/2035	380	400
Illinois Finance Authority, Mercy Health System Rev., 5.00%, 12/1/2046	305	307
Illinois Finance Authority, Northwest community Hospital Series 2016A, Rev., 5.00%, 7/1/2025 (c)	250	259
Illinois Finance Authority, OSF Healthcare System Series 2018A, Rev., 5.00%, 5/15/2024	50	51
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2016A, Rev., 5.00%, 11/1/2031	10	10
Illinois Finance Authority, Social Bonds-Learn Chapter School Project Rev., 4.00%, 11/1/2051	500	408
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2033	305	317
Series 2017C, Rev., 5.00%, 3/1/2034	205	213
Illinois State Toll Highway Authority Series 2019A, Rev., 4.00%, 1/1/2044	1,000	965
Kendall and Kane Counties Community Unit School District No. 115 Series 2021, GO, 4.00%, 1/1/2026	65	66
Lake County Community Consolidated School District No. 3 Beach Park GO, AGM, 4.00%, 2/1/2034	130	135
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project Series 2002A, Rev., AGM - CR, NATL - RE, Zero Coupon, 12/15/2040	5,000	2,243
Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	275	250
Park Ridge Park District Series 2023B, GO, 4.00%, 12/1/2045	1,095	1,053
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2026	3,500	3,626
Series C, Rev., 5.25%, 1/1/2043	1,500	1,571
State of Illinois
GO, 5.50%, 7/10/2023	3,000	3,006
GO, 4.00%, 8/8/2023	25	25
Series 2012A, GO, 4.00%, 8/8/2023	270	270
GO, 5.00%, 5/1/2024	205	207
Series D, GO, 5.00%, 11/1/2024	325	331
GO, 5.00%, 5/1/2027	175	177
GO, 5.00%, 6/1/2027	25	26
GO, 5.00%, 11/1/2028	20	21
GO, 5.50%, 1/1/2030	20	22
GO, 5.50%, 5/1/2030	2,020	2,267
GO, 4.13%, 11/1/2031	20	20
Series 2022B, GO, 5.00%, 3/1/2033	6,000	6,657
GO, 4.00%, 6/1/2033	15	15
Series 2021A, GO, 5.00%, 3/1/2036	3,250	3,501
GO, 4.00%, 6/1/2036	25	25
GO, 4.00%, 6/1/2037	45	44
Series 2023B, GO, 4.50%, 5/1/2048	615	603
State of Illinois, Sales Tax
Series D, Rev., 5.00%, 6/15/2027	15	16

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Rev., 5.00%, 6/15/2032	20	22
Series 2021-C, Rev., 5.00%, 6/15/2032	45	49
Village of Arlington Heights GO, 4.00%, 12/1/2034	130	132
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,082
Will County Forest Preserve District GO, 5.00%, 12/15/2024	35	36
Will County School District No. 86 Joliet, Limited Tax Series A, GO, 4.00%, 3/1/2024	220	220
Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	35
Total Illinois		37,105
Indiana — 0.6%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	375
City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	186
Greencastle Community School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2031	25	26
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2032	350	361
Indiana Finance Authority, Butler University Project Rev., 4.00%, 2/1/2040	25	23
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 5.00%, 7/1/2040	170	162
Series 2020A, Rev., 5.00%, 7/1/2055	460	414
Indiana Finance Authority, Goshen Health Series 2019A, Rev., 4.00%, 11/1/2043	1,125	1,006
Indiana Finance Authority, Marian University Project Series A, Rev., 5.00%, 9/15/2034	1,100	1,150
Indiana Finance Authority, Parkview Health System, Inc. Series 2018A, Rev., 4.00%, 11/1/2048	50	47
Indiana Health and Educational Facilities Financing Authority, Ascension Senior Credit Group Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	14
Indiana Municipal Power Agency, Power Supply System Series 2016A, Rev., 5.00%, 1/1/2042	30	31
Indiana State University, Housing and Dining System Rev., 5.00%, 4/1/2029	30	33
Indianapolis Local Public Improvement Bond Bank Series 2022B, Rev., 5.00%, 2/1/2031	160	183
Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	36
Total Indiana		4,047
Iowa — 0.0% ^
Waukee Community School District Infrastructure Sales Services & Use Tax Series 2021A, Rev., 5.00%, 6/1/2028	60	65
Kansas — 0.0% ^
Kansas Power Pool, Electric Utility Series 2021A, Rev., 5.00%, 12/1/2029	15	17
Kentucky — 0.9%
City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,654
City of Henderson, Pratt Paper LLC Project Series 2022A, Rev., AMT, 4.45%, 1/1/2042 (d)	560	526
Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	31
Kentucky Public Energy Authority, Gas Supply Series 2022A-1, Rev., 4.00%, 8/1/2030 (b)	4,000	3,894
Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	20
Total Kentucky		6,125
Louisiana — 0.9%
Lafourche Parish School Board, Parish Wide GO, 4.00%, 3/1/2033	125	131
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,140	937
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Series 2015A1, Rev., 5.00%, 6/1/2039	25	26
Louisiana Public Facilities Authority, Mentorship Steam Academy Project Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	565
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2015, Rev., 5.00%, 5/15/2047	1,055	1,066
St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	45

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Louisiana — continued
State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,218
Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	815	821
Total Louisiana		5,809
Maine — 0.4%
Maine Health and Higher Educational Facilities Authority Series 2021A, Rev., AGM, 4.00%, 7/1/2038	350	341
Maine Health and Higher Educational Facilities Authority, MaineHealth Series A, Rev., 4.00%, 7/1/2045	2,355	2,192
Maine Municipal Bond Bank Series 2018A, Rev., GAN, 5.00%, 9/1/2026	80	85
Maine State Housing Authority, Mortgage Purchase Series A, Rev., 4.00%, 11/15/2045	95	94
Total Maine		2,712
Maryland — 1.3%
City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	282
Maryland Economic Development Corp., Port Covington Project Rev., 4.00%, 9/1/2050	1,280	1,036
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017-A, Rev., 5.00%, 5/15/2042	5,000	5,150
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project Series 2021A, Rev., 4.00%, 6/1/2051	2,000	1,713
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2013A, Rev., 4.00%, 1/1/2031	65	65
Total Maryland		8,246
Massachusetts — 1.6%
City of Methuen GO, 5.00%, 9/1/2030	685	786
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,431
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	3,670
Massachusetts Development Finance Agency, Berklee College Music Rev., 5.00%, 10/1/2026	15	16
Massachusetts Development Finance Agency, Boston College Issue Series 2017T, Rev., 4.00%, 7/1/2042	35	34
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2036	825	846
Rev., 5.00%, 1/1/2037	315	321
Massachusetts Development Finance Agency, Wellforce Issue Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	776
Massachusetts Housing Finance Agency, Single Family Housing Series 177, Rev., AMT, 4.00%, 6/1/2039	105	104
Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	10
Town of Westwood, Unlimited Tax GO, 5.00%, 8/15/2037	1,040	1,181
Total Massachusetts		10,175
Michigan — 2.3%
Berkley School District, Michigan 2015 School Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2040	30	29
City of Detroit, Unlimited Tax
Series 2021A, GO, 4.00%, 4/1/2041	300	263
Series 2021A, GO, 4.00%, 4/1/2042	350	304
Dundee Community Schools, Limited Tax GO, AGM, 5.00%, 5/1/2026	70	74
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	2,000	1,765
Grand Rapids Public Schools, Unlimited Tax GO, AGM, 5.00%, 11/1/2043	1,000	1,055
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group Rev., 5.00%, 7/1/2034	25	27
Hanover Horton School District, Unlimited tax GO, AGM, 4.00%, 5/1/2028	45	47
Kentwood Economic Development Corp. Series 2022, Rev., 4.00%, 11/15/2043	375	281
Michigan Finance Authority, Henry Ford Health System
Rev., 4.00%, 11/15/2046	480	439
Series 2019-A, Rev., 4.00%, 11/15/2050	4,890	4,312

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan Finance Authority, Lawrence Technological University Rev., 4.00%, 2/1/2042	375	302
Michigan State Building Authority, Facilities Program
Series 2016 I, Rev., 4.00%, 10/15/2036	50	51
Series 2015I, Rev., 4.00%, 4/15/2040	120	120
Michigan State Housing Development Authority, Single Family Mortgage Series 2015A, Rev., AMT, 4.00%, 6/1/2046	25	25
Michigan Strategic Fund, Holland Home Obligated Group Rev., 5.00%, 11/15/2043	750	657
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project Rev., 5.00%, 5/15/2044	1,000	883
Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	25
State of Michigan Trunk Line, Rebuilding Michigan Program Series 2021A, Rev., 4.00%, 11/15/2044	4,295	4,201
West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2024 (c)	25	25
Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	27
Total Michigan		14,912
Minnesota — 1.6%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	136
Series 2017B, GO, Zero Coupon, 2/1/2027	400	348
Series 2017B, GO, Zero Coupon, 2/1/2028	225	188
Series 2017B, GO, Zero Coupon, 2/1/2030	880	674
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	2,611
City of Woodbury, Charter School Lease Series A, Rev., 4.00%, 12/1/2050	250	207
Greenway Independent School District No. 316, Capital Appreciation
Series 2019F, GO, Zero Coupon, 2/1/2030	700	562
Series 2019F, GO, Zero Coupon, 2/1/2031	545	422
Metropolitan Council Series 2023C, GO, 4.00%, 3/1/2041	3,000	3,015
Minneapolis Special School District No. 1 Series 2020A, COP, 4.00%, 4/1/2032	125	132
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	25	25
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2032	1,000	1,030
Rev., 4.00%, 3/1/2033	500	513
Minnesota Housing Finance Agency, Residential Housing Finance
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	45	45
Series C, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 1/1/2045	210	208
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	125	124
Nashwauk Keewatin Independent School District No. 319 Series A, GO, 4.00%, 2/1/2035	500	525
Total Minnesota		10,765
Mississippi — 0.2%
Mississippi Development Bank, Special Obligation, Water and Sewer System Project Rev., AGM, 6.88%, 12/1/2040	1,000	1,013
Missouri — 0.5%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2028	100	104
City of Sedalia COP, 4.00%, 7/15/2035	205	209
County of Pulaski COP, 4.00%, 12/1/2030	50	51
Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group Series 2019A, Rev., 5.00%, 11/15/2028	25	27

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	973
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	924
Series 2019C, Rev., 4.00%, 2/1/2048	265	201
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Rev., 5.00%, 12/1/2030	260	278
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc. Rev., 5.00%, 11/15/2026	50	52
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series 2015B-2, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/1/2045	135	134
Total Missouri		2,953
Montana — 0.0% ^
Gallatin County School District No. 72 Ophir, Big Sky GO, 4.00%, 7/1/2027	100	103
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	10	10
Total Montana		113
Nebraska — 0.7%
Central Plains Energy Project Series A, Rev., 5.00%, 9/1/2035	1,500	1,596
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,071
Series 2017A, Rev., 5.00%, 9/1/2042	750	764
Douglas County Hospital Authority No. 2, Children's Hospital Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2040	575	557
Series 2020A, Rev., 4.00%, 11/15/2041	300	290
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	102
Series A, Rev., 5.00%, 1/1/2034	185	192
Series 2016A, Rev., 5.00%, 1/1/2035	25	26
Total Nebraska		4,598
Nevada — 1.2%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	337
County of Clark, Southern California Edison Co. Series 2008-A, Rev., 2.10%, 6/1/2031	5,000	4,119
Las Vegas Convention and Visitors Authority, Convention Center Expansion Series B, Rev., 4.00%, 7/1/2049	2,500	2,296
Las Vegas Valley Water District, Limited Tax Series 2022A, GO, 4.00%, 6/1/2046	1,000	964
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	16
Total Nevada		7,732
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Springpoint Senior Living Project Rev., 4.00%, 1/1/2041	1,000	821
New Jersey — 4.7%
Borough of Dumont, County of Bergen GO, 4.00%, 5/1/2040	515	512
Monmouth County Improvement Authority (The), Governmental Pooled Loan Series B, Rev., GTD, 4.00%, 12/1/2035	25	26
New Jersey Economic Development Authority Series 2023RRR, Rev., 5.00%, 3/1/2028	1,700	1,819
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2027	240	250
New Jersey Economic Development Authority, School Facilities Construction Series 2021QQQ, Rev., 4.00%, 6/15/2050	2,375	2,202
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,777
New Jersey Educational Facilities Authority, Capital Improvement Series 2016B, Rev., 5.00%, 9/1/2036	105	108

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	460	460
New Jersey Transportation Trust Fund Authority Series 2020AA, Rev., 4.00%, 6/15/2045	1,400	1,313
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,788
Series A, Rev., 5.00%, 6/15/2031	3,000	3,128
New Jersey Transportation Trust Fund Authority, Transportation Program Series BB, Rev., 4.00%, 6/15/2038	1,500	1,470
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., Zero Coupon, 12/15/2036	10,355	5,996
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	988
State of New Jersey, COVID-19 Emergency Bonds GO, 4.00%, 6/1/2031	3,000	3,195
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	999
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,025
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,560
Total New Jersey		30,616
New Mexico — 0.0% ^
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series B-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 3.75%, 3/1/2048	285	280
New York — 15.3%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project Rev., 4.00%, 11/1/2045	2,300	2,018
Build NYC Resource Corp., Global Community Charter School Series 2022A, Rev., 5.00%, 6/15/2052	635	594
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022-A, Rev., 5.00%, 7/1/2052	350	346
City of New York Series 2023E, GO, 5.25%, 4/1/2047	6,500	7,251
City of New York, Fiscal Year 2020 Series D, Subseries D-1, GO, 4.00%, 3/1/2050	650	624
City of New York, Fiscal Year 2023 Series 2023E, GO, 4.00%, 4/1/2050	6,450	6,197
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	1,000	1,031
Dutchess County Local Development Corp., Millbrook School Series 2021, Rev., 4.00%, 9/1/2051	1,030	922
Metropolitan Transportation Authority
Series A-1, Rev., 5.00%, 11/15/2023	20	20
Series D, Rev., 5.00%, 11/15/2031	400	413
Metropolitan Transportation Authority, Dedicated Tax Fund
Subseries B-3B, Rev., 5.00%, 11/15/2028	25	26
Series 2016B-1, Rev., 5.00%, 11/15/2029	25	26
Series 2017B-1, Rev., 5.00%, 11/15/2035	95	102
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2059 (d)	540	517
Monroe County Industrial Development Corp., University of Rochester Project
Series 2017C, Rev., 4.00%, 7/1/2032	90	92
Series 2017C, Rev., 4.00%, 7/1/2033	60	61
New York City Municipal Water Finance Authority Fiscal Year 2022 Series BB, Subseries BB-1, Rev., 4.00%, 6/15/2045	2,180	2,149
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 4.00%, 7/15/2040	410	408
New York City Transitional Finance Authority Future Tax Secured Series 2022F, Rev., 5.00%, 2/1/2051	5,000	5,377
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019 Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2032	235	259
New York City Transitional Finance Authority, Future Tax Secured
Series B-1, Rev., 4.00%, 8/1/2038	470	474
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	2,450	2,401
Series 2023F, Rev., 4.00%, 2/1/2051	1,250	1,209

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series 2017F-1, Rev., 4.00%, 5/1/2044	375	369
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-1, Rev., 5.00%, 11/1/2034	100	111
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018 Series C-3, Rev., 5.00%, 5/1/2041	5,000	5,317
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020 Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	55
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019 Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	33
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020AA, Rev., 5.00%, 6/15/2040	55	60
Series 2022FF, Rev., 4.00%, 6/15/2041	2,500	2,506
New York Liberty Development Corp., Secured by Port Authority Series 2021-1WTC, Rev., 2.75%, 2/15/2044	1,900	1,399
New York State Dormitory Authority
Series 2019D, Rev., 4.00%, 2/15/2047	3,500	3,412
Series 2022A, Rev., 5.00%, 5/1/2052	3,970	4,157
Series 2020-A, Rev., 4.00%, 7/1/2053	2,500	2,253
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	1,000	901
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	1,924
New York State Dormitory Authority, Rockefeller University Series 2020-A, Rev., 5.00%, 7/1/2053	2,500	2,651
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2031	50	53
Series 2016A, Rev., 5.00%, 10/1/2032	35	37
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2035	125	128
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2030	1,000	1,129
Series 2020 A, Rev., 4.00%, 3/15/2044	2,000	1,965
New York State Dormitory Authority, State Sales Tax
Series 2017A, Rev., 5.00%, 3/15/2036	100	106
Series 2018A, Rev., 5.00%, 3/15/2037	40	43
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	1,871
New York State Urban Development Corp., Personal Income Tax Series 2020C, Rev., 4.00%, 3/15/2041	110	109
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019A, Rev., 5.00%, 3/15/2039	25	27
New York State Urban Development Corp., State Sales Tax Series 2021-A, Rev., 4.00%, 3/15/2046	2,000	1,958
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2034	1,125	1,157
Rev., AMT, 4.38%, 10/1/2045	1,200	1,134
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 10/1/2030	4,255	4,228
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,000	2,062
Series 2018, Rev., AMT, 4.00%, 1/1/2036	1,500	1,438
Onondaga Civic Development Corp., Le Moyne College Project Rev., 5.00%, 1/1/2028	25	26
Port Authority of New York and New Jersey, Consolidated
Rev., 4.00%, 6/15/2044	50	49
Series 93, Rev., 6.13%, 6/1/2094	7,320	7,448
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041 (d)	850	643
Series 2021, Rev., 5.38%, 11/1/2054 (d)	750	534

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	84
Town of Clarence GO, 4.00%, 7/15/2037	600	612
Town of Harrison, Public Improvement
GO, 4.00%, 7/1/2037	715	751
GO, 4.00%, 7/1/2038	320	332
Town of Orangetown, Rockland County, Sparkill-Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	220
GO, AGM, 4.00%, 11/15/2041	205	205
GO, AGM, 4.00%, 11/15/2042	315	312
GO, AGM, 4.00%, 11/15/2043	325	320
Triborough Bridge & Tunnel Authority Series 2022A, Rev., 4.00%, 5/15/2051	2,000	1,893
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2031	75	87
Series 2018C, Rev., 5.00%, 11/15/2038	35	38
Series 2022A, Rev., 4.00%, 5/15/2041	2,150	2,104
Series 2018A, Rev., 5.00%, 11/15/2045	140	148
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Senior Lien Series 2021A-1, Rev., 4.00%, 5/15/2046	1,000	959
Triborough Bridge and Tunnel Authority, Sales Tax Series 2023A, Rev., 4.13%, 5/15/2053	2,250	2,166
United Nations Development Corp. Series 2019A, Rev., 5.00%, 7/1/2025	200	208
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,281
Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	47
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C, Rev., 3.20%, 7/1/2028 (d)	1,375	1,278
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.13%, 7/1/2055	1,100	833
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series 2016B, Rev., 5.00%, 6/1/2025	130	133
Total New York		100,821
North Carolina — 1.7%
County of Burke, Limited Obligation Rev., 5.00%, 4/1/2031	25	27
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	105	109
Rev., 5.00%, 6/1/2028	805	837
Rev., 5.00%, 6/1/2030	400	416
North Carolina Housing Finance Agency, Homeownership Series A, Rev., AMT, 3.50%, 7/1/2039	95	94
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	1,778
State of North Carolina
Series 2019, Rev., 5.00%, 3/1/2032	3,000	3,335
Rev., 5.00%, 3/1/2034	4,000	4,442
Total North Carolina		11,038
Ohio — 4.4%
Athens City School District, School Facilities Construction and Improvement Series 2019A, GO, 4.00%, 12/1/2040	240	239
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2048	3,210	2,847
Series 2020B-2, Rev., 5.00%, 6/1/2055	8,900	8,233
Butler County Port Authority, Community First Solutions Rev., 4.00%, 5/15/2046	250	230
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 4.00%, 7/1/2051	1,000	853
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc. Series A, Rev., 4.25%, 11/1/2045	2,000	1,992

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	5,002
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,261
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	1,814
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series 2013A, Rev., 5.50%, 7/1/2023	1,000	1,002
Series 2016A, Rev., 5.00%, 7/1/2031	115	118
Delaware City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2039	160	160
Hillsdale Local School District, Ohio School Facilities Project COP, 4.00%, 12/1/2023	260	261
Licking Heights Local School District, School Facilities Construction and Improvement, Unlimited Tax Series A, GO, 4.00%, 10/1/2034	10	10
Miami University, General Receipts Rev., 5.00%, 9/1/2029	25	26
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	250	193
Series 2021A, Rev., 4.00%, 12/1/2045	115	101
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project
Series 2018A, Rev., 5.00%, 12/1/2024	10	10
Series 2018B, Rev., 5.00%, 12/1/2031	75	80
Ohio Water Development Authority, Drinking Water Assistance Fund
Series 2022-A, Rev., 5.00%, 12/1/2037	600	687
Series 2022-A, Rev., 5.00%, 12/1/2039	560	632
Series 2022-A, Rev., 5.00%, 12/1/2040	1,250	1,404
Series 2022-A, Rev., 5.00%, 12/1/2042	1,000	1,115
Olmsted Falls City School District Series 2017-A, GO, 4.00%, 12/1/2051	1,000	935
Total Ohio		29,205
Oklahoma — 0.4%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	658
Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,718
Total Oklahoma		2,376
Oregon — 2.6%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	355	366
City of Portland Sewer System Series 2023A, Rev., 5.00%, 12/1/2043	6,000	6,700
Deschutes County Hospital Facilities Authority, St. Charles Health System Series 2020A, Rev., 4.00%, 1/1/2037	210	208
Lane Community College Series 2020A, GO, 4.00%, 6/15/2038	200	202
Salem Hospital Facility Authority, Capital Manor Project Rev., 4.00%, 5/15/2047	500	365
State of Oregon Series 2023A, GO, 5.25%, 5/1/2044	7,950	9,060
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	35	38
Total Oregon		16,939
Pennsylvania — 7.9%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	15	15
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	1,789
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	1,110	821
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	25
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,192
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,198

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	110	118
Rev., AGM, 4.00%, 6/1/2039	9,975	9,591
Commonwealth of Pennsylvania Series 2018A, COP, 4.00%, 7/1/2046	1,200	1,107
County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	713
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	1,200	1,073
Erie City Water Authority Series 2018A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,594
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2034	35	36
Rev., 5.00%, 11/1/2036	510	521
Rev., 5.00%, 11/1/2037	250	254
Lancaster Industrial Development Authority, Landis Homes Retirement Community Project
Rev., 4.00%, 7/1/2037	175	146
Rev., 4.00%, 7/1/2046	675	510
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	3,565
Series 2018A, Rev., 4.00%, 9/1/2043	3,740	3,455
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2020C, Rev., 5.00%, 11/15/2045	375	352
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 5.00%, 12/1/2044	350	355
Rev., 5.00%, 12/1/2049	500	505
Northampton County General Purpose Authority, Moravian College Project
Rev., 5.00%, 10/1/2027	135	138
Rev., 5.00%, 10/1/2036	100	101
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges Rev., AMT, AGM, 5.00%, 12/31/2057	2,825	2,884
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 118A, Rev., AMT, 3.50%, 4/1/2040	70	70
Series 122, Rev., AMT, 4.00%, 10/1/2046	165	164
Pennsylvania Turnpike Commission Series 2016-A, Rev., AGM-CR, 4.00%, 12/1/2034	10	10
Pennsylvania Turnpike Commission Oil Franchise Tax Series 2021-B, Rev., 4.00%, 12/1/2051	10,000	9,438
Pennsylvania Turnpike Commission, Subordinate Series B, Rev., 4.00%, 12/1/2038	2,000	2,017
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	313
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,163
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,215
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	15	15
Upper Merion Area School District GO, 5.00%, 1/15/2026 (c)	250	262
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	115	114
Rev., 4.00%, 12/15/2028	1,000	929
Rev., 5.00%, 12/15/2038	750	693
West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,208
Total Pennsylvania		51,669
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Public School Financing Program Series A, Rev., AGM, 5.00%, 5/15/2032	25	28

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
South Carolina — 0.2%
South Carolina Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,035
South Carolina State Housing Finance and Development Authority Series 2017A, Rev., 4.00%, 1/1/2047	105	104
Total South Carolina		1,139
South Dakota — 0.0% ^
South Dakota Board of Regents Housing and Auxiliary Facilities System
Rev., 4.00%, 4/1/2030	60	63
Series 2019A, Rev., 4.00%, 4/1/2036	65	66
South Dakota Housing Development Authority, Homeownership Mortgage Series 2015D, Rev., 4.00%, 11/1/2045	130	129
Total South Dakota		258
Tennessee — 3.9%
City of Cleveland
Series 2018B, GO, 5.00%, 6/1/2027	245	263
Series 2018B, GO, 5.00%, 6/1/2028	260	285
Series 2018B, GO, 5.00%, 6/1/2030	285	313
Series 2018B, GO, 4.00%, 6/1/2031	300	312
Series 2018B, GO, 4.00%, 6/1/2032	310	321
Series 2018B, GO, 4.00%, 6/1/2038	395	399
Series 2018B, GO, 4.00%, 6/1/2039	410	411
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	698
GO, 4.00%, 6/1/2038	720	721
GO, 4.00%, 6/1/2039	750	746
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	27
County of Wilson Series 2017A, GO, 4.00%, 4/1/2039	25	25
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group Series 2018A, Rev., 4.00%, 7/1/2040	4,000	3,694
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Belmon University Rev., 5.00%, 5/1/2026	500	520
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,103
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2021B, Rev., 4.00%, 10/1/2051	2,000	1,574
Metropolitan Nashville Airport Authority (The)
Series 2015A, Rev., 5.00%, 7/1/2035	20	21
Series 2022-B, Rev., AMT, 5.00%, 7/1/2052	1,975	2,044
Series 2022-B, Rev., AMT, 5.50%, 7/1/2052	4,165	4,490
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2044	3,690	3,945
Series 2019A, Rev., 5.00%, 7/1/2049	2,000	2,122
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2054	1,000	732
Series 2019A, Rev., 5.75%, 10/1/2059	1,500	1,073
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2025 (c)	35	36
Total Tennessee		25,875
Texas — 4.4%
Central Texas Regional Mobility Authority, Senior Lien Series 2021D, Rev., 5.00%, 1/1/2030	10	11
City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	51

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	11
City of Dallas Series 2019-A, GO, 4.00%, 2/15/2034	15	15
City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	465
City of El Paso GO, 4.00%, 8/15/2042	145	143
City of Fort Worth Series 2023, Rev., 4.25%, 2/15/2053	3,600	3,541
City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 4.00%, 7/1/2046	1,000	929
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,499
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	3,133
City of Laredo GO, 5.00%, 2/15/2032	40	43
City of Mission, Combination Tax, Certificates of Obligation GO, AGM, 5.00%, 2/15/2031	575	617
City of Pearland, Certificates of Obligation GO, 4.00%, 3/1/2032	35	36
City of Plano Series 2017-A, GO, 4.00%, 9/1/2028	45	47
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2031	230	243
Rev., 5.00%, 2/1/2032	35	37
City of San Marcos
GO, 5.00%, 8/15/2031	25	27
GO, 4.00%, 8/15/2037	400	401
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, Rev., 5.00%, 8/15/2024	345	349
Series 2016B, Rev., 5.00%, 8/15/2025	460	469
Rev., 6.00%, 8/15/2033	1,250	1,256
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	435
County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2039	10	10
County of Hidalgo
GO, 4.00%, 8/15/2035	85	86
Series B, GO, 4.00%, 8/15/2038	40	39
Harris County Cultural Education Facilities Finance Corp., Baylor Medical Project Rev., 5.00%, 11/15/2023	25	25
Harris County Municipal Utility District No. 433 Series 2019-A, GO, 4.00%, 9/1/2025	75	76
Lewisville Independent School District, Unlimited Tax Series 2015, GO, 5.00%, 8/15/2024	150	153
New Hope Cultural Education Facilities Finance Corp., Westminster Project Rev., 4.00%, 11/1/2055	850	632
Newark Higher Education Finance Corp., The Hughen Center, Inc.
Series 2022-A, Rev., PSF-GTD, 5.00%, 8/15/2047	250	267
Series 2022-A, Rev., PSF-GTD, 5.00%, 8/15/2052	250	266
Series 2022-A, Rev., PSF-GTD, 5.00%, 8/15/2057	600	635
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	11
North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	198
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2031	210	217
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	391
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,409
San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	61
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Series A, Rev., 4.00%, 7/1/2053	1,750	1,596
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023 (c)	2,300	2,311
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	2,692
Texas Water Development Board, Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,071

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Texas Woman's University, Financing System Rev., 4.00%, 7/1/2030	10	10
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	935
Total Texas		28,849
Utah — 0.2%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	480
City of Provo GO, 5.00%, 1/1/2032	10	11
City of Salt Lake, International Airport Series 2017B, Rev., 5.00%, 7/1/2042	235	243
City of St George Rev., 4.00%, 6/1/2028	35	36
Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	25
Utah Infrastructure Agency, Tax-Exempt Telecommunications Rev., 4.00%, 10/15/2041	350	287
Utah Infrastructure Agency, Telecommunications and Franchise Rev., 4.00%, 10/15/2030	360	370
Utah Transit Authority, Sales Tax Rev., 4.00%, 12/15/2030	115	118
Total Utah		1,570
Vermont — 0.2%
Vermont Housing Finance Agency, Multiple Purpose Series A, Rev., AMT, 4.00%, 11/1/2046	85	84
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	350	345
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	485	479
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	170	168
Series 2018A, Rev., AMT, 4.00%, 6/15/2032	65	64
Series 2018A, Rev., AMT, 4.00%, 6/15/2033	85	84
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	70	69
Total Vermont		1,293
Virginia — 1.6%
Capital Region Airport Commission, Richmond International Airport
Series 2016A, Rev., 4.00%, 7/1/2035	350	352
Series 2016A, Rev., 4.00%, 7/1/2036	320	320
City of Norfolk
Series 2023A, GO, 5.00%, 9/1/2039	800	904
Series 2023A, GO, 5.00%, 9/1/2041	1,150	1,291
Series 2023A, GO, 5.00%, 9/1/2042	1,210	1,353
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	6
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,128
Virginia Commonwealth Transportation Board Series 2022, Rev., 4.00%, 5/15/2037	500	514
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 3.00%, 1/1/2041	2,000	1,520
Total Virginia		10,388
Washington — 0.9%
County of King, Sewer Series 2018B, Rev., 5.00%, 7/1/2031	10	11
Port of Seattle, Intermediate Lien Series 2022B, Rev., AMT, 4.00%, 8/1/2047	1,200	1,079
Washington Health Care Facilities Authority, Commonspirit Health Series 2019A-2, Rev., 5.00%, 8/1/2028	115	123
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Series 2021, Rev., 5.00%, 12/1/2028 (d)	125	134
Rev., 5.00%, 12/1/2029 (d)	250	270
Rev., 4.00%, 12/1/2040 (d)	860	826
Rev., 4.00%, 12/1/2045 (d)	880	813

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Washington — continued
Rev., 4.00%, 12/1/2048 (d)	1,190	1,080
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,548
Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	65	64
Total Washington		5,948
West Virginia — 0.4%
West Virginia Hospital Finance Authority, United Health System Series A, Rev., 4.00%, 6/1/2051	1,000	880
West Virginia Hospital Finance Authority, West Virginia University Health System Obligation Series 2023A, Rev., 4.25%, 6/1/2047	2,000	1,936
Total West Virginia		2,816
Wisconsin — 3.4%
Public Finance Authority Series 2022, Rev., 4.00%, 4/1/2042 (d)	100	82
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020A, Rev., 5.00%, 11/15/2041	1,395	1,334
Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	691
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2051	1,000	797
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (d)	690	617
Public Finance Authority, KU Campus Development Corp. - Central District Development Project Rev., 5.00%, 3/1/2027	280	293
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.75%, 11/15/2053 (d)	2,740	1,954
Public Finance Authority, Renown Regional Medical Center Project
Series 2020A, Rev., 5.00%, 6/1/2032	230	244
Series 2016A, Rev., 4.00%, 6/1/2035	105	102
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,000	2,898
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2057 (d)	1,500	1,265
Public Finance Authority, Triad Educational Services, Inc.
Rev., 5.00%, 6/15/2042	380	362
Series 2021A, Rev., 4.00%, 6/15/2051	2,285	1,739
Rev., 5.25%, 6/15/2052	1,610	1,535
Rev., 5.38%, 6/15/2057	775	745
Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	14
Wisconsin Health and Educational Facilities Authority, Children's Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	4,558
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2047	2,000	1,429
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2046	1,350	1,045
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	390	386
Total Wisconsin		22,090
Wyoming — 0.1%
University of Wyoming Series 2021-C, Rev., AGM, 4.00%, 6/1/2041	600	590
Total Municipal Bonds (Cost $641,061)		613,849

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 11.8%
Investment Companies — 11.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (e) (f) (Cost $77,299)	77,294	77,302
Total Investments — 105.1% (Cost $718,360)		691,151
Liabilities in Excess of Other Assets — (5.1)%		(33,429)
NET ASSETS — 100.0%		657,722

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(35)	09/20/2023	USD	(4,006)	(12)
U.S. Treasury 10 Year Ultra Note	(55)	09/20/2023	USD	(6,627)	(34)
(46)

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.39-V2	5.00	Quarterly	12/20/2027	4.58	USD21,400	764	(1,308)	(544)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$613,849	$—	$613,849

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$77,302	$—	$—	$77,302
Total Investments in Securities	$77,302	$613,849	$—	$691,151
Depreciation in Other Financial Instruments
Futures Contracts	$(46)	$—	$—	$(46)
Swaps	—	(1,308)	—	(1,308)
Total Depreciation in Other Financial Instruments	$(46)	$(1,308)	$—	$(1,354)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$13,912	$124,953	$61,562	$(1)	$— (c)	$77,302	77,294	$219	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
(c)	Amount rounds to less than one thousand.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.